Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income Abstract
Net income	$ 199,667	$ 141,902	$ 114,022
Amounts that will not be reclassified subsequently to profit or loss:
Actuarial gain (loss) from defined benefit plans	2,717	3,007	840
Gain (loss) from investments in equity instruments measured at fair value through other comprehensive income	(5,257)
Share of net other comprehensive income (loss) of companies accounted for at equity	(3,053)	128	(169)
Adjustments arising from translating financial statements from functional currency to presentation currency	(140,079)	10,343	17,436
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Unrealized gain (loss) on debt instruments at fair value through other comprehensive income			(2)
Foreign exchange differences on translation of foreign operations	67,508	(10,580)	16,670
Total other comprehensive income (loss), net of tax	(78,164)	2,898	34,775
Total Comprehensive income	121,503	144,800	148,797
Total comprehensive income attributable to:
Equity holders of the Company	40,177	56,048	61,009
Non-controlling interests	81,326	88,752	87,788
Total Comprehensive income	$ 121,503	$ 144,800	$ 148,797